Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Counterpoint High Yield Trend ETF | Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Annual Return [Percent]	6.11%	7.26%	8.13%	(11.31%)	2.79%
Counterpoint Quantitative Equity ETF | Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	17.62%	28.57%